Significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Computer software [member] | Bottom of range [member]
Statement [Line Items]
Amortisation method, intangible assets other than goodwill	1	1
Computer software [member] | Top of range [member]
Statement [Line Items]
Amortisation method, intangible assets other than goodwill	3	3
Cable Capacity [member]
Statement [Line Items]
Amortisation method, intangible assets other than goodwill	12	12
Other intangible assets [member] | Bottom of range [member]
Statement [Line Items]
Amortisation method, intangible assets other than goodwill	3	3
Other intangible assets [member] | Top of range [member]
Statement [Line Items]
Amortisation method, intangible assets other than goodwill	5	5